Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value Beginning Balance	¥ 64,414,941	$ 9,277,681	¥ 57,285,780
Unrealized loss recognized in other comprehensive income	(48,057,204)	(6,921,677)	7,129,161
Fair Value Ending Balance	¥ 16,357,737	$ 2,356,004	¥ 64,414,941